Financial Instruments - Reconciliation of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Beginning balance	€ 75,068	€ 7,036
Proceeds from convertible loans	85,900	65,500
Principal elements of lease payment	(1,439)	(854)
Interest paid	(450)	(341)
Change in the cash flow from financing activities	84,011	64,305
Additions to lease liabilities due to new lease contracts	3,842	2,533
Fair value changes	15,222	(516)
Interest expenses	34,410	5,691
Capital contributions	(102,200)	(3,981)
Ending balance	110,353	75,068
Convertible loans
Disclosure of detailed information about financial instruments [line items]
Beginning balance	66,353
Proceeds from convertible loans	85,900	65,500
Change in the cash flow from financing activities	85,900	65,500
Fair value changes	15,222	(516)
Interest expenses	33,960	5,350
Capital contributions	(102,200)	(3,981)
Ending balance	99,235	66,353
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Beginning balance	8,715	7,036
Principal elements of lease payment	(1,439)	(854)
Interest paid	(450)	(341)
Change in the cash flow from financing activities	(1,889)	(1,195)
Additions to lease liabilities due to new lease contracts	3,842	2,533
Interest expenses	450	341
Ending balance	€ 11,118	€ 8,715